WARRANT DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
WARRANT DERIVATIVE LIABILITY.
WARRANT DERIVATIVE LIABILITY

NOTE 8. WARRANT DERIVATIVE LIABILITY

On May 31, 2019 we received gross proceeds of $3 million by issuing three million shares of our common stock and three million warrants (“2019 Warrants”) to purchase shares of our common stock (“2019 Units”) in a registered direct offering for $1.00 per 2019 Unit (collectively defined as the “2019 Capital Raise”). The 2019 Warrants, issued with the 2019 Capital Raise, are accounted for as a derivative liability. The 2019 Warrant agreements contain a cash settlement provision whereby the holders could settle the warrants for cash based on the Black-Scholes value, upon certain fundamental transactions, as defined in the 2019 Warrant agreement, that are considered outside of the control of management, such as a change of control. The original exercise price of the 2019 Warrants was $1.30 per share. The

2019 Warrants contain certain anti-dilution adjustment provisions with respect to subsequent issuances of securities by the Company at a price below the exercise price of such warrants. As a result of such subsequent issuances of securities by the Company during the fourth quarter 2019, the exercise price of the 2019 Warrants decreased to $0.45 per share and the number of shares subject to the 2019 Warrants increased to 8,666,666 shares of common stock as of December 31, 2019. In May 2020, we issued securities at a price lower than the $0.45 per share above. As a result, the exercise price of the 2019 Warrants decreased to $0.40 per share and the number of shares subject to the 2019 Warrants increased to 9,591,614 shares of common stock.

During the three months ended March 31, 2021 the warrant holders exercised 1,323,000 warrants into 747,208 shares of our common stock through cashless exercise. We booked an adjustment to the derivative liability of $1,523,117 as a result. During the three months ended March 31, 2021 and 2020, we recognized a $1,198,744 loss on the fair value of derivative liability and $1,375,620 gain on the fair value of derivative liability, respectively, in the condensed consolidated statements of operations. As of March 31, 2021, there were 322,807 of the 2019 Warrants outstanding.

The following are the key assumptions that were used to determine the fair value of the 2019 Warrants

	May 31,	December 31,	March 31,
	2019	2020	2021
Number of shares underlying the warrants	3,000,000	1,645,807	322,807
Fair market value of stock	$0.95	$0.48	$0.92
Exercise price	$1.30	$0.40	$0.40
Volatility	133%	108%	110%
Risk-free interest rate	1.93%	0.36%	0.92%
Warrant life (years)	5.00	3.41	3.16

The following table sets forth a summary of the changes in the fair value of the warrant derivative liability, our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three months ended March 31,
	2021	2020
Beginning balance	$561,368	$4,620,593
Warrant exercise	(1,539,981)	(82,241)
Change in fair value of warrants derivative liability	1,198,744	(1,375,619)
Ending balance	$220,131	$3,162,733

NOTE 14. WARRANT DERIVATIVE LIABILITY

On May 31, 2019 we received gross proceeds of $3 million by issuing three million shares of our common stock and three million warrants (“2019 Warrants”) to purchase shares of our common stock (“2019 Units”) in a registered direct offering for $1.00 per 2019 Unit (collectively defined as the “2019 Capital Raise”). The 2019 Warrants, issued with the 2019 Capital Raise, are accounted for as a derivative liability. The 2019 Warrant agreements contain a cash settlement provision whereby the holders could settle the warrants for cash based on the Black-Scholes value, upon certain fundamental transactions, as defined in the 2019 Warrant agreement, that are considered outside of the control of management, such as a change of control. The original exercise price of the 2019 Warrants was $1.30 per share. The 2019 Warrants contain certain anti-dilution adjustment provisions with respect to subsequent issuances of securities by the Company at a price below the exercise price of such warrants. As a result of such subsequent issuances of securities by the Company during the fourth quarter 2019, the exercise price of the 2019 Warrants decreased to $0.45 per share and the number of shares subject to the 2019 Warrants increased to 8,666,666 shares of common stock as of December 31, 2019. In May 2020, we issued securities at a price lower than the $0.45 per share above. As a result, the exercise price of the 2019 Warrants decreased to $0.40 per share and the number of shares subject to the 2019 Warrants increased to 9,591,614 shares of common stock.

In February 2020, one of the warrant holders exercised 200,000 warrants. We received $90,000 in cash for the exercise and booked an adjustment to the derivative liability of $82,241 as a result of the transaction. During the year ended December 31, 2020 the warrant holders exercised 7,945,807 warrants into 2,443,641 shares of our common stock through cashless exercise. We booked an adjustment to the derivative liability of $3,241,188 as a result. During the year ended December 31, 2020 and 2019, we recognized a $735,796 gain on the fair value of derivative liability and a $2,204,172 loss on the fair value of derivative liability, respectively, in the consolidated statements of operations. As of December 31, 2020, there were 1,645,807 of the 2019 Warrants outstanding.

The following are the key assumptions that were used to determine the fair value of the 2019 Warrants:

	May 31,	December 31,	December 31,
	2019	2019	2020
Number of shares underlying the warrants	3,000,000	8,666,667	1,645,807
Fair market value of stock	$0.95	$0.63	$0.48
Exercise price	$1.30	$0.45	$0.40
Volatility	133%	124%	108%
Risk-free interest rate	1.93%	1.69%	0.36%
Warrant life (years)	5.00	4.41	3.41

The following table sets forth a summary of the changes in the fair value of the warrant derivative liability, our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	December 31,
	2020	2019
Beginning balance	$4,620,593	$—
Recognition of warrant derivative liability on May 31, 2019	—	2,416,421
Warrant exercise	(3,323,429)	—
Change in fair value of warrants derivative liability	(735,796)	2,204,172
Ending balance	$561,368	$4,620,593